Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Expenses And Other Current Liabilities [Abstract]
Schedule of Accrued Expenses And Other Current Liabilities

Accrued expenses and other current liabilities consist of:

	December 31,
	2019	2020
Accrued bonus	$1,063,891	$1,941,988
Accrued professional service fees	558,752	688,911
Withholding individual income tax-option exercise	215,945	293,309
Value added taxes and other taxes payable	375,548	430,328
Accrued raw data cost	651,633	1,416,708
Accrued bandwidth cost	(24,970)	37,282
Accrued welfare benefits	64,167	67,236
Funds received from third party investors (i)	9,415,798	8,530,593
Accrued sales service fees	81,623	354,488
Others	1,997,663	2,865,469
	$14,400,050	$16,626,312